Finance lease receivables - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
Allowance for uncollectable finance lease receivables	£ 368	£ 350